Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan:
Employer's matching contribution (in %)	50.00%
Maximum participant's compensation matched by employer (in %)	3.00%
Minimum service period for plan eligibility (in year)	1 year
Employer contributions receivable	$ 1,949,000	$ 2,962,000
Plan vesting percentage (%)	100.00%
Forfeited non-vested accounts	$ 1,000	$ 7,000
Amount of forfeited nonvested accounts used to offset employer contributions	$ 44,000
Participant investment election Increment percent (in %)	1.00%
Automatic distribution threshold amount	$ 7,000
Maximum borrowing to total account (in %)	50.00%
Maximum borrowing amount	$ 50,000
Maximum borrowing term of the loan (in years)	5 years
Interest rate spread over prime rate (in %)	1.00%
Maximum
Description of the Plan:
Notes Receivable from Participants, interest rate	9.50%	9.50%
Minimum
Description of the Plan:
Notes Receivable from Participants, interest rate	4.25%	4.25%
Per year of credited service
Description of the Plan:
Plan vesting percentage (%)	20.00%
After 5 years of credited services
Description of the Plan:
Plan vesting percentage (%)	100.00%
Vesting period	5 years
Acquire principal residence
Description of the Plan:
Maximum borrowing term of the loan (in years)	10 years
Profit Sharing (PS) contributions
Description of the Plan:
Employer contributions receivable	$ 500,000
Defined Contribution Retirement Plan (DCRP) contributions
Description of the Plan:
Employer contributions receivable	$ 1,400,000